Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance		$ 1,359,657
Impairment for year			$ 11,800
Ending balance		1,547,830	1,359,657
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,897,767	1,605,220
Additions		515,328	250,217
Additions acquired through business combinations	[1]	93,932	45,876
Disposals			(14)
Transfers		0
Foreign exchange movements		(27,676)	(3,532)
Ending balance		2,479,351	1,897,767
Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(538,110)	(325,892)
Amortization for year		(278,086)	(201,634)
Impairment for year		(116,787)	(11,779)
Disposals			(27)
Transfers		0
Foreign exchange movements		1,462	1,222
Ending balance		(931,521)	(538,110)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance		382,285
Ending balance		402,304	382,285
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		382,285	356,521
Additions		0	0
Additions acquired through business combinations	[1]	49,997	27,006
Disposals			0
Transfers		0
Foreign exchange movements		(642)	(1,242)
Ending balance		431,640	382,285
Goodwill | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(0)	(0)
Amortization for year		0	0
Impairment for year		(29,336)	0
Disposals			0
Transfers		0
Foreign exchange movements		0	0
Ending balance		(29,336)	(0)
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance		764,461
Ending balance		888,675	764,461
Brand, Trademarks & Domain Names | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,124,729	988,408
Additions		374,384	131,161
Additions acquired through business combinations	[1]	28,780	7,279
Disposals			(3)
Transfers		(5,429)
Foreign exchange movements		(25,810)	(2,116)
Ending balance		1,496,654	1,124,729
Brand, Trademarks & Domain Names | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(360,268)	(217,015)
Amortization for year		(170,439)	(132,592)
Impairment for year		(83,442)	(11,779)
Disposals			3
Transfers		3,627
Foreign exchange movements		2,543	1,115
Ending balance		(607,979)	(360,268)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance		4,754
Ending balance		6,447	4,754
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		8,895	6,860
Additions		320	395
Additions acquired through business combinations	[1]	2,500	1,692
Disposals			0
Transfers		0
Foreign exchange movements		(55)	(52)
Ending balance		11,660	8,895
Customer Relationships | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(4,141)	(3,626)
Amortization for year		(917)	(451)
Impairment for year		0	0
Disposals			0
Transfers		0
Foreign exchange movements		(155)	(64)
Ending balance		(5,213)	(4,141)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance		208,157
Ending balance		250,404	208,157
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		381,858	253,431
Additions		140,624	118,661
Additions acquired through business combinations	[1]	12,655	9,899
Disposals			(11)
Transfers		5,429
Foreign exchange movements		(1,169)	(122)
Ending balance		539,397	381,858
Development Costs | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(173,701)	(105,251)
Amortization for year		(106,730)	(68,591)
Impairment for year		(4,009)	0
Disposals			(30)
Transfers		(3,627)
Foreign exchange movements		(926)	171
Ending balance		$ (288,993)	$ (173,701)

[1]	Refer to Note 31, Business combinations.